February 19, 2013

Via Edgar

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Stadion Investment Trust (the “Registrant”)
Securities Act File No. 333-186105
Pre-Effective Amendment No. 1 and Acceleration Request

Ladies and Gentlemen:

Enclosed herewith for filing, in electronic format, is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Amendment”), which amends the Registrant’s Registration Statement on Form N-14, which was filed electronically on January 18, 2013 (the “Registration Statement”).  The Amendment incorporates responses to the staff’s comments received orally from Mr. Vince DiStefano on February 13, 2013, in connection with the staff’s review of the Registration Statement.

The Registrant has previously submitted its response to the staff’s comments through EDGAR correspondence (the “Response”).

We note that the Amendment contains one additional change not addressed in the Registrant’s Response.  Under the section entitled “Taxes, Dividends and Distributions”, Registrant has added new language noting a difference between the policies of the Aviemore Funds and the Stadion Investment Trust with respect to distributions of net investment income and net realized gains.

In addition, pursuant to Rule 461 under the Securities Act of 1933 (the “Act”), the Registrant and Ultimus Fund Distributors, LLC (the “Distributor”), the distributor of shares of beneficial interest of the Registrant, requests acceleration of the effective date of the Amendment so that the Amendment is declared effective at the earliest practicable time on Tuesday, February 19, 2013, or as soon as practicable thereafter.

The Registrant hereby acknowledges that, if the Securities and Exchange Commission (or its staff, acting pursuant to delegated authority), declares the filing effective, such action:

(i)	does not foreclose the Commission from taking any action with respect to the filing;

(ii)	does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

(iii)	may not be asserted by the Registrant as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Registrant requests to be notified of such effectiveness by a telephone call to Jeffrey Skinner at Kilpatrick Townsend & Stockton LLP at (336) 607-7512, and that such effectiveness also be confirmed in writing.

Very truly yours,

STADION INVESTMENT TRUST

By:	/s/Judson P. Doherty
Judson P. Doherty
President

ULTIMUS FUND DISTRIBUTORS, LLC

By:	/s/Robert G. Dorsey
Robert G. Dorsey
President